Segment Information	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Segment Reporting [Abstract]
Segment Information

11. Segment Information

As discussed more fully in Note 1, based on the nature of its products and services, the Company classifies its business interests into two fundamental operations: Recorded Music and Music Publishing, which also represent the reportable segments of the Company. Information as to each of these operations is set forth below. The Company evaluates performance based on several factors, of which the primary financial measure is operating income (loss) before non-cash depreciation of tangible assets and non-cash amortization of intangible assets (“OIBDA”). The Company has supplemented its analysis of OIBDA results by segment with an analysis of operating income (loss) by segment.

The accounting policies of the Company’s business segments are the same as those described in the summary of significant accounting policies included elsewhere herein. The Company accounts for intersegment sales at fair value as if the sales were to third parties. While intercompany transactions are treated like third-party transactions to determine segment performance, the revenues (and corresponding expenses recognized by the segment that is counterparty to the transaction) are eliminated in consolidation, and therefore, do not themselves impact consolidated results.

	Recorded Music	Music Publishing	Corporate expenses and eliminations	Total
Three Months Ended	(in millions)
March 31, 2020
Revenues	$907	$166	$(2)	$1,071
Operating income (loss)	36	30	(115)	(49)
Amortization of intangible assets	30	17	—	47
Depreciation of property, plant and equipment	10	1	3	14

OIBDA	76	48	(112)	12
March 31, 2019
Revenues	$933	$158	$(1)	$1,090
Operating income (loss)	134	27	(39)	122
Amortization of intangible assets	37	18	—	55
Depreciation of property, plant and equipment	9	2	3	14

OIBDA	180	47	(36)	191

	Recorded Music	Music Publishing	Corporate expenses and eliminations	Total
Six Months Ended	(in millions)
March 31, 2020
Revenues	$1,991	$339	$(3)	$2,327
Operating income (loss)	227	44	(155)	116
Amortization of intangible assets	59	35	—	94
Depreciation of property, plant and equipment	31	2	5	38

OIBDA	317	81	(150)	248
March 31, 2019
Revenues	$1,974	$323	$(4)	$2,293
Operating income (loss)	297	49	(77)	269
Amortization of intangible assets	75	34	—	109
Depreciation of property, plant and equipment	19	3	6	28

OIBDA	391	86	(71)	406

15. Segment Information

As discussed more fully in Note 1, based on the nature of its products and services, the Company classifies its business interests into two fundamental operations: Recorded Music and Music Publishing, which also represent the reportable segments of the Company. Information as to each of these operations is set forth below. The Company evaluates performance based on several factors, of which the primary financial measure is operating income (loss) before non-cash depreciation of tangible assets and non-cash amortization of intangible assets (“OIBDA”). The Company has supplemented its analysis of OIBDA results by segment with an analysis of operating income (loss) by segment.

The accounting policies of the Company’s business segments are the same as those described in the summary of significant accounting policies included elsewhere herein. The Company accounts for intersegment sales at fair value as if the sales were to third parties. While intercompany transactions are treated like third-party transactions to determine segment performance, the revenues (and corresponding expenses recognized by the segment that is counterparty to the transaction) are eliminated in consolidation, and therefore, do not themselves impact consolidated results.

	Recorded Music	Music Publishing	Corporate expenses and eliminations	Total
	(in millions)
2019
Revenues	$3,840	$643	$(8)	$4,475
Operating income (loss)	439	92	(175)	356
Amortization of intangible assets	139	69	—	208
Depreciation of property, plant and equipment	45	5	11	61

OIBDA	623	166	(164)	625
Total assets	2,217	2,581	1,219	6,017
Capital expenditures	29	3	72	104
2018
Revenues	$3,360	$653	$(8)	$4,005
Operating income (loss)	307	84	(174)	217
Amortization of intangible assets	138	68	—	206
Depreciation of property, plant and equipment	35	7	13	55

OIBDA	480	159	(161)	478
Total assets	1,999	2,423	922	5,344
Capital expenditures	20	3	51	74
2017
Revenues	$3,020	$572	$(16)	$3,576
Operating income (loss)	283	81	(142)	222
Amortization of intangible assets	136	65	—	201
Depreciation of property, plant and equipment	32	6	12	50

OIBDA	451	152	(130)	473
Capital expenditures	21	5	18	44

Revenues relating to operations in different geographical areas are set forth below for the fiscal years ended September 30, 2019, September 30, 2018 and September 30, 2017. Total assets relating to operations in different geographical areas are set forth below as of September 30, 2019 and September 30, 2018.

	2019		2018		2017
	Revenue	Long-lived Assets	Revenue	Long-lived Assets	Revenue
	(in millions)
United States	$1,956	$201	$1,754	$156	$1,587
United Kingdom	596	20	593	23	522
All other territories	1,923	79	1,658	50	1,467

Total	$4,475	$300	$4,005	$229	$3,576

Customer Concentration

In the fiscal year ended September 30, 2019, the Company had two customers, Spotify and Apple, that individually represented 10% or more of total revenues, whereby Spotify represented 14%, and Apple represented 13% of total revenues. In the fiscal year ended September 30, 2018, the Company had two customers, Apple and Spotify, that individually represented 10% or more of total revenues, whereby Apple represented 15%, and Spotify represented 14% of total revenues. In the fiscal year ended September 30, 2017, the Company had one customer, Apple, that individually represented 14% of total revenues. These customers’ revenues are included in both the Company’s Recorded Music and Music Publishing segments and the Company expects that the Company’s license agreements with these customers will be renewed in the normal course of business.